Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		₩ 2,382,979	₩ 4,342,887
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	[1]	2,013,948	2,590,228
Derivative assets (trading)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		1,846,527	730,948
Financial assets at fair value through other comprehensive income (debt securities)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		5,045	4,627
Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		30,233	38,843
Loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		908,148	988,331
Long-term/short-term financial instruments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		1,960,140	1,412,315
Derivative assets (applying hedge accounting)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		844,637	269,446
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		15,373,625	14,179,322
Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	[2]	₩ 5,151,554	₩ 4,399,189

[1]	Equity investments held by the Company are excluded.
[2]	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.